Commitments and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Schedule of Operating Lease Rent Expense [Line Items]
Expiry period of non-cancelable operating leases	3 years
2016	$ 95
2017	129
2018	54
Total minimum lease payments	278
Continuing Operations [Member]
Schedule of Operating Lease Rent Expense [Line Items]
Rent expense for operating leases	$ 32	$ 31